Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans And Leases Receivable Allowance [Abstract]
Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2015, 2014, and 2013:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2013	$96,191	$19,997	$128,949	$24,928	$6,898	$276,963
Charge-offs	(22,936)	(3,502)	(73,642)	(9,934)	(11,404)	(121,418)
Recoveries	12,487	4,275	21,360	2,473	2,669	43,264
Provision/(provision credit) for loan losses	704	(10,167)	50,118	5,024	9,321	55,000
Balance as of December 31, 2013	86,446	10,603	126,785	22,491	7,484	253,809
Allowance - individually evaluated for impairment	14,295	1,600	44,173	17,042	224	77,334
Allowance - collectively evaluated for impairment	72,132	8,218	82,601	5,449	7,258	175,658
Allowance - purchased credit-impaired loans	19	785	11	-	2	817
Loans, net of unearned as of December 31, 2013:
Individually evaluated for impairment	80,231	27,812	170,422	121,458	545	400,468
Collectively evaluated for impairment	7,836,250	1,066,639	5,162,060	540,784	336,047	14,941,780
Purchased credit-impaired loans	7,095	38,828	889	-	14	46,826
Total loans, net of unearned	$7,923,576	$1,133,279	$5,333,371	$662,242	$336,606	$15,389,074
Balance as of January 1, 2014	$86,446	$10,603	$126,785	$22,491	$7,484	$253,809
Charge-offs	(20,492)	(3,741)	(45,391)	(5,891)	(14,931)	(90,446)
Recoveries	9,666	4,150	22,824	2,314	3,131	42,085
Provision/(provision credit) for loan losses	(8,609)	7,562	8,793	208	19,046	27,000
Balance as of December 31, 2014	67,011	18,574	113,011	19,122	14,730	232,448
Allowance - individually evaluated for impairment	5,173	796	40,778	16,627	254	63,628
Allowance - collectively evaluated for impairment	61,806	14,702	72,156	2,495	14,476	165,635
Allowance - purchased credit-impaired loans	32	3,076	77	-	-	3,185
Loans, net of unearned as of December 31, 2014:
Individually evaluated for impairment	35,698	19,430	173,225	113,459	533	342,345
Collectively evaluated for impairment	8,966,512	1,222,658	4,874,171	425,502	357,588	15,846,431
Purchased credit-impaired loans	5,076	35,629	675	-	10	41,390
Total loans, net of unearned	$9,007,286	$1,277,717	$5,048,071	$538,961	$358,131	$16,230,166
Balance as of January 1, 2015	$67,011	$18,574	$113,011	$19,122	$14,730	$232,448
Charge-offs	(22,406)	(3,550)	(30,068)	(3,141)	(16,691)	(75,856)
Recoveries	13,339	1,876	23,895	1,687	3,853	44,650
Provision/(provision credit) for loan losses	15,693	8,259	(26,224)	1,279	9,993	9,000
Balance as of December 31, 2015	73,637	25,159	80,614	18,947	11,885	210,242
Allowance - individually evaluated for impairment	3,643	481	31,278	15,463	167	51,032
Allowance - collectively evaluated for impairment	69,980	23,519	48,828	3,484	11,717	157,528
Allowance - purchased credit-impaired loans	14	1,159	508	-	1	1,682
Loans, net of unearned as of December 31, 2015:
Individually evaluated for impairment	30,472	9,055	165,684	102,461	377	308,049
Collectively evaluated for impairment	10,389,841	1,644,792	4,596,654	351,662	354,106	17,337,055
Purchased credit-impaired loans	16,077	21,088	4,180	-	53	41,398
Total loans, net of unearned	$10,436,390	$1,674,935	$4,766,518	$454,123	$354,536	$17,686,502